RYDEX SERIES FUNDS

                            HIGH YIELD STRATEGY FUND
                        INVERSE HIGH YIELD STRATEGY FUND

                       SUPPLEMENT DATED SEPTEMBER 28, 2007
                                     TO THE

 RYDEX SERIES FUNDS ADVISOR AND H-CLASS SHARES PROSPECTUS DATED AUGUST 1, 2007, RYDEX SERIES FUNDS INVESTOR AND H-CLASS SHARES PROSPECTUS DATED AUGUST 1, 2007,
                                      AND
 RYDEX SERIES FUNDS A-CLASS AND C-CLASS SHARES PROSPECTUS DATED AUGUST 1, 2007,
                           AND ALL SUPPLEMENTS THERETO

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION THAT SUPPLEMENTS INFORMATION CONTAINED IN THE RYDEX SERIES FUNDS PROSPECTUSES (THE "PROSPECTUSES") LISTED ABOVE AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES.

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Under the heading "Transaction  Information" beginning on page 64 of the Advisor and H-Class  Shares  Prospectus,  page 63 of the  Investor  and  H-Class  Shares
Prospectus, and page 71 of the A-Class and C-Class Shares Prospectus the first paragraph has been replaced as follows:


         This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Funds. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day"). However, the Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund, High Yield Strategy Fund and Inverse High Yield Strategy Fund will not accept transaction orders and will not calculate NAV on days when the U.S. Government Bond Market is closed, including Columbus Day and Veterans' Day. On any day that the Federal Reserve Bank of New York or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the U.S. Securities and Exchange Commission (the "SEC"), the Funds reserve the right to advance the time that NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received.


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               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.





RHY-SUP1-0907x0808